Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 11, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 10, 2023	Dec. 31, 2021	Dec. 15, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Highly liquid investments with an original maturity						90 days
Cash						$ 0	$ 22,232
Deferred underwriting fee payable		$ 4,500,000		$ 4,500,000		1,500,000
Cash equivalents and resticted cash balances						0	0
Cash and cash equivalents		32,300,000		32,300,000		2,200,000
Cash balances in excess of domestic and international insurance limits						2,200,000	4,000,000
Accounts Receivable, after Allowance for Credit Loss		1,700,000		1,700,000
Finance Lease, Liability						$ 0	0
Property, Plant and Equipment, Useful Life						3 years
Deferred Offering Costs						$ 1,500	0
Goodwill and Intangible Asset Impairment		0		0		0	0
Share-Based Payment Arrangement, Expense		0	$ 0	0	$ 0	0	0
Foreign Currency Transaction Loss, before Tax							100
Federal Depository Insurance coverage Limit				250,000,000		250,000,000
Cash equivalents						0
Restricted Cash		66,621		66,621		843,313	0
Cash held outside of Trust Account		49,915,251		49,915,251		71,432,177	295,802,694
Trust Account - Restricted for Redeeming Shareholders						24,539,002
Unrecognized tax benefits						4,283,000	$ 3,811,000		$ 2,985,000
Unrecognized tax benefits accrued for interest and penalties						$ 0
Anti-dilutive securities attributable to warrants (in shares)					29,648,250	29,648,250	29,648,250
Shares transferred from Class B shares to Class A share (in shares)	9,487,500
Unrecognized tax benefits accrued for interest and penalties				41,498
Unrecognized tax benefits accrued for interest and penalties included in income taxes payable		$ 41,498		$ 41,498
Effective income tax rate (in percent)		(16.22%)	98.16%	(37.57%)	36.23%	0.68%	(0.51%)
Statutory federal income tax rate (in percent)				21.00%		21.00%	20.69%
Highly Liquid Investments With an Original Maturity Description				90 days
Restricted Cash and Cash Equivalents		$ 0		$ 0
US Treasury and Government [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Debt Securities		30,100,000		30,100,000
U S Government Money Market Fund [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Debt Securities		26,100,000		26,100,000
Mutual Fund [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Debt Securities		5,200,000		5,200,000
Customer Concentration Risk [Member] | Two Customer [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts Receivable, after Allowance for Credit Loss						$ 500,000	$ 1,100,000
Accounts Receivable [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts Receivable, Allowance for Credit Loss		400,000		400,000		400,000	0
Accounts Receivable, after Allowance for Credit Loss		$ 0		$ 0		$ 500,000	$ 1,100,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration Risk, Percentage				97.00%		98.00%	58.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration Risk, Percentage							41.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration Risk, Percentage		97.00%	97.00%		100.00%	100.00%	71.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration Risk, Percentage							20.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member] | First Customer In Two Customer [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration Risk, Percentage				77.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member] | Second Customer In Two Customer [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration Risk, Percentage				21.00%
Initial Public Offering
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Underwriting fees										$ 2,875,000
Deferred underwriting fee payable										10,062,500
Fair value of class A shares issued to underwriters										3,456,652
Other offering costs										525,467
Transaction costs										16,919,619
Class A common stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Conversion of shares (in shares)	9,487,495
Shares transferred from Class B shares to Class A share (in shares)	9,487,495
Class A common stock subject to possible redemption
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption, outstanding (in shares)		4,345,663		4,345,663		4,345,663	28,750,000
Class B Common Stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares transferred from Class B shares to Class A share (in shares)	5
BURTECH ACQUISITION CORP [Member]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Underwriting fees										2,875,000
Deferred underwriting fee payable		$ 10,062,500		$ 10,062,500		$ 10,062,500	$ 10,062,500			10,062,500
Fair value of class A shares issued to underwriters										3,456,652
Other offering costs										525,467
Restricted Cash		66,621		66,621		843,313	$ 0
Cash held outside of Trust Account		$ 49,915,251		$ 49,915,251		71,432,177				1,539,541
Trust Account - Restricted for Redeeming Shareholders						24,539,002
Transaction costs									$ 16,919,619,000	$ 16,919,619
Unrecognized tax benefits						$ 0
Effective income tax rate (in percent)						43.40%	32.10%
Statutory federal income tax rate (in percent)						21.00%	21.00%
BURTECH ACQUISITION CORP [Member] | Class A common stock subject to possible redemption
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption, outstanding (in shares)		4,345,663		4,345,663		4,345,663	28,750,000	6,630,703